Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of Reconciliation Between Effective and Statutory Income Tax Rates

A reconciliation of the differences between the effective and statutory income tax rates for the years ended December 31, 2020 and 2019:

	2020		2019
	Amount	Percent	Amount	Percent

Federal statutory rates	$(735,436)	21.0%	$(825,346)	21.0%
State income taxes	(245,145)	7.0%	(275,115)	7.0%
Permanent differences	335,916	-9.6%	(69,409)	1.8%
Valuation allowance against net deferred tax assets	644,665	-18.4%	1,169,870	-29.8%
Effective rate	$-	0.0%	$-	0.0%

Schedule of Significant Components of Deferred Tax Assets

At December 31, 2020 and 2019, the significant components of the deferred tax assets are summarized below:

	2020	2019
Deferred income tax asset
Net operation loss carryforwards	3,173,878	2,419,531
Accrued expenses	50,205	159,887
Total deferred income tax asset	3,224,084	2,579,418
Less: valuation allowance	(3,224,084)	(2,579,418)
Total deferred income tax asset	$-	$-